1001 West Fourth St.
Winston-Salem NC 27101-2400
t 336 607 7300  f 336 607 7500
www.KilpatrickStockton.com

Jeffrey T. Skinner
direct dial 336 607 7512
direct fax 336 734 2608
JSkinner@KilpatrickStockton.com

July 10, 2009

Richard Pfordte
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:  Congressional Effect Family of Funds (811-22164)

Dear Mr. Pfordte:

We have prepared this letter to document our discussions July 8, 2009 and July 9, 2009 regarding your comments from your review of the Congressional Effect Family of Funds’ (the “Registrant”) Form N-14 filed June 11, 2009, concerning the merger of the Free Enterprise Action Fund (the “Acquired Fund”), a series of the Northern Lights Fund Trust, and the Congressional Effect Fund (the “Surviving Fund”), a series of the Registrant (such merger referred to herein as the “Reorganization”), and the Registrant’s responses to those comments.  A summary of your comments and the Registrant’s responses appear below.  In addition, we are filing with this correspondence on the Registrant’s behalf the Registrant’s amended Form N-14/A incorporating responses to your comments as discussed.

Cover Page

Your comments: The letter to shareholders should include the statement that the “Board of Trustees of the Acquired Fund has determined that the Reorganization is in the best interests of the Acquired Fund’s shareholders and that the monetary value of the Acquired Fund’s shareholders’ interests will not be diluted as a result of the Reorganization.” In addition, please add a statement to the letter to shareholders alerting shareholders that if they object to the merger, they may redeem their shares.

Our response: The Registrant has amended the letter to shareholders to add both statements as shown in the attached Form N-14/A.

Fees and Expenses

Your comments: Please review the December 31, 2008 data for the Acquired Fund and the Registrant in the financial table on page 2 of the Form N-14 (the “Financial Table”) and the current size and expense accruals of the Acquired Fund and the Registrant.  If applicable, add footnotes to disclose any material changes in the currently accruing expenses of the Acquired Fund and the Registrant due to, for example, changes in the asset sizes of the funds.

Registrant’s response:  The Registrant has added new footnotes 1 and 2 to the Financial Table to indicate that (i) currently accruing expenses of the Acquired Fund have increased due to decreases in the size of the Acquired Fund; and (ii) currently accruing expenses of the Registrant should have decreased due to increases in the size of the Registrant.

Your comments: Please consider whether the pro forma data in the Financial Table should be derived from a more recent date, since the last audited financial information for the Acquired Fund and the Registrant is from December 31, 2008.

Registrant’s response:  The Registrant determined that, due to changes in the assets of the Acquired Fund and the Registrant, pro forma information in the table should be based on more recent data.  The Registrant is revising the pro forma information in the Financial Table to generally reflect asset levels and projected expenses as of June 30, 2009 or a similar more recent date.  In addition, the Registrant will prepare the pro forma financial statements to be included on page 43 of the Form N-14 in a similar manner.

Your comments:  Please explain why the pro forma financial table “Fund Fees and Expenses of the Acquired Fund” shows that fees for the Registrant will be reduced significantly after the merger.

Registrant’s response:  The size of the Registrant is expected to more than double as a result of the merger, since the Acquired Fund has approximately $4.5 million and the Registrant has approximately $2,633,643 million (as of June 30, 2009).  The large percentage increase in the size of the Registrant after the merger will have a substantial effect on the percentage fees represent of the assets of the Registrant, particularly where the fees being charged for services do not change (e.g., where the Registrant is still at minimum fee levels under service provider contracts).

Your comments: Please extend the term of the Expense Limitation Agreement for at least one year following the effective date of the N-14, and reflect the new date in Footnote 6 to the fee table on page 2.

Registrant’s response:  The Registrant has amended Footnote 8 (formerly Footnote 6), as found with the Fee Table in Exhibit A, to reflect an Expense Limitation Agreement that will be in effect through July 31, 2010.

Your comments: Please add a statement in Footnote 6 that the Registrant’s expenses may be higher to the extent the Registrant incurs interest expenses, since these expenses are not subject to the Expense Limitation Agreement.

Registrant’s response:  The Registrant has added the statement to Footnote 8 (formerly Footnote 6).

Risk Factors

Your comments: Form N-14 requires a comparison of the various risks of the funds described therein. Please rearrange the formatting of the risk factors of the Registrant and the Acquired Fund on pages 5 to 10 to allow for a clearer comparison of the risks.

Registrant’s response: The Registrant has reformatted the risk factors on pages 5 to 8  so that, when applicable, risk factors of the two funds covering similar subject matter are presented side by side. Beginning on page 8, risk factors for one fund that have no corresponding risk factor in the other fund are presented separately.

Expenses of the Reorganization

Your comment: Because the investment objectives of the two funds are different, it will be necessary for the Acquired Fund to sell its assets prior to the reorganization, which could entail substantial brokerage costs. Please reflect this potential transaction cost in the N-14.

Registrant’s response:  On page 10 of Exhibit A, the Registrant has added the following statement:  “The Acquired Fund will liquidate substantially all of its holdings, which will cause the Acquired Fund to incur brokerage costs. Accordingly, these brokerage expenses added approximately __% to the Acquired Fund’s expense ratio.”  The Registrant will complete the % before mailing.

Federal Tax Issues

Your comment: Since it is unusual for a mutual fund reorganization to be treated as a taxable event, please provide a short explanation on page 12 under the heading “Federal Income Tax Consequences” as to why the Reorganization will be a taxable event.

Registrant’s response: The Registrant has added the following statements starting with the second sentence of the second paragraph under the heading “Federal Income Tax Consequences” on page 12: “In order to qualify as a reorganization under Section 368(a) of the Code, a transaction must satisfy the continuity of business enterprise requirement.  Under this requirement, the acquiror must continue the target's business (or continue a significant line of business previously owned by target) or must use a significant portion of the target's historic assets in a continuing business.  In applying this continuity of business enterprise requirement to reorganizations involving regulated investment companies, the IRS requires that at least one-third (1/3) of the target fund's portfolio assets meet the investment objectives, strategies, policies, risks, and restrictions of the acquiring fund.  The requirement will not be met in the proposed transaction.”

Your comment: Please add a statement on page 19 under the heading “Comparison of Fundamental Investment Policies” that the Acquired Fund, as a non-diversified fund, does not have a diversification policy.

Registrant’s response: The Registrant has added the following statement under the heading “Comparison of Fundamental Investment Policies” on page 19: “As a non-diversified investment company, the Acquired Fund has not implemented a diversification policy.”

Powers of Attorney

Your comment: Consider providing new powers of attorney (POA) to ensure the effectiveness of applicable signatures on the N-14/A for the Registrant when filed.

Registrant’s response: The applicable officers and trustees of the Registrant have signed the signature page of the enclosed N-14/A directly so that a new POA was not necessary.

In submitting this correspondence, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; (ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any persona under the federal securities laws of the United States.

We hope that this letter is satisfactory to the staff.  The Registrant’s goal is, and always has been, to conduct its operations in full compliance with applicable laws and regulations.  Please do not hesitate to call me if you have any questions or if you wish to discuss this matter further.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner, Esq.

Cc:           Eric T. Singer